DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (VIE and Non-VIE Financial Information) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues	¥ 604,051	$ 83,120	¥ 598,500
Net loss from continuing operations	(63,161)	(8,693)	(10,922)
Net income / (loss) from discontinued operation	51,673	7,111	30,652
Net income / (loss)	(114,834)	(15,804)	(41,574)
Net cash used in operating activities from continuing operations	(87,272)	(12,009)	5,094
Net cash used in operating activities from discontinued operation	(16,514)	(2,272)	(42,773)
Net cash provided by / (used in) investing activities from continuing operations	30,010	4,130	11,580
Net cash provided by/ (used in) investing activities from discontinued operation	(1,835)	(253)	97,174
Net cash provided by financing activities from continuing operations	3,403	468	(31,902)
Net cash used in financing activities from discontinued operation	(7,792)	$ (1,072)	(22,000)
VIE and VIE Subsidiaries Consolidated
Variable Interest Entity [Line Items]
Net revenues	46,702		68,442
Net loss from continuing operations	(12,960)		(4,821)
Net income / (loss) from discontinued operation	(13,171)		24,184
Net income / (loss)	(26,131)		19,363
Net cash used in operating activities from continuing operations	(14,326)		(82,403)
Net cash used in operating activities from discontinued operation	(1,782)		6,008
Net cash provided by / (used in) investing activities from continuing operations	3,200		(2,350)
Net cash provided by/ (used in) investing activities from discontinued operation			(5,000)
Net cash provided by financing activities from continuing operations	18,820		77,550
Net cash used in financing activities from discontinued operation	¥ (82)		¥ (1,741)